Basis of Presentation (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Basis of Presentation [Line Items]
Net loss	$ (349,842)	$ (493,710)	$ (743,235)	$ (614,405)
Net cash used in operating activities	$ (64,162)	$ (130,045)	$ (313,440)	$ (308,914)